RECLASSIFICATION FROM ACCUMULATED OTHER COMPREHENSIVE INCOME INTO NET INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Reclassification From Accumulated Other Comprehensive Income Into Net Income Tables
Schedule of reclassification from accumulated other comprehensive income into net income

The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Statement of Income Location	Year Ended December 31,		December 8 through December 31, 2011
		2013	2012
Reclassification of net realized (gain) loss on securities into earnings	Gain on settlement of securities	$(52,657)	$—	$—
Reclassification of net realized (gain) loss on securities into earnings	Other-than-temporary impairment on securities	4,993	—	—

Total reclassifications		$(47,664)	$—	$—